Insurance Contract Liabilities and Investment Contract Liabilities - Gross Claims and Benefits Paid (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Insurance Contracts [Abstract]
Maturities and surrenders	$ 3,750	$ 3,205
Annuity payments	2,124	2,017
Death and disability benefits	4,950	4,876
Health benefits	9,588	7,246
Policyholder dividends and interest on claims and deposits	1,632	1,378
Total gross claims and benefits paid	$ 22,044	$ 18,722